Notes Payable (Details) - Schedule of principal maturities of notes payable - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Schedule Of Principal Maturities Of Notes Payable Abstract
Due on demand	$ 5,186	$ 13,655
2022	40,111	130,772
2023	33,917	$ 2,695
Total	$ 79,214